SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

During 2011, the Company’s only wholly-owned subsidiary, Insulated Connections Corporation Limited, was dissolved and is no longer consolidated in the Company’s financial statements. Prior to its dissolution in 2011, the financial statements included the accounts of Insulated Connections Corporation Limited, though the subsidiary had been inactive since 2001.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Some of these estimates can be subjective and complex and, consequently, actual results may differ from these estimates under different assumptions or conditions. For any given estimate or assumption made by the Company’s management, there may be other estimates or assumptions that are as reasonable. The Company believes that, given the current facts and circumstances, it is unlikely that applying any such other reasonable estimate or assumption would materially impact the financial statements.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with maturities of three months or less from the date of purchase and whose carrying amount approximates fair value to be cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Substantially all of the Company's financial instruments, consisting primarily of cash, accounts receivable, accounts payable, accrued expenses and other current liabilities are carried at, or approximate, fair value because of their short-term nature.

STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with accounting guidance now codified as Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation.” Under the fair value recognition provision of financial stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model.

NET INCOME (LOSS) PER SHARE

The Company computes net income (loss) per common share in accordance with the Earning Per Share topic of the FASB ASC. Basic net income (loss) per share (EPS) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share adjusts basic net income (loss) per share for the effects of convertible securities, stock options and other potentially dilutive instruments, only in the periods in which such effect is dilutive.

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

(in thousands)	2009	2010	2011

Weighted average shares outstanding used to compute basic earnings per share	7,891	15,385	16,515

Effect of dilutive stock options and warrants	—	—	390

Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	7,891	15,385	16,905

The following securities have been excluded from the calculation of net income (loss) per share, as their effect would be anti-dilutive.

(in thousands)	2009	2010	2011
Stock options	585	1,129	747
Warrants	788	1,560	800
Convertible debentures	6,667	—	—
	8,040	2,689	1,547

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from one to five years. Upon retirement or disposal, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and any gain or loss is reflected in net income or loss.

REVENUE RECOGNITION

Hardware sales consist of smart grid nodes ("Nodes") as well as system software embedded in the Nodes. System software embedded in Ambient’s Nodes is used solely in connection with the operation of the product. Upon the sale and shipment of its products, the Company is not required to update the embedded software for newer versions that are subsequently developed. In addition, the Company does not offer or provide any free post-contract customer support. There is an original warranty period, which may run for a period of up to twelve months from sale of product, in which the Company will repair product when and if appropriate. As such, the Company recognizes revenue from the sales of Nodes when products are delivered to the customer.

The Company’s other proprietary software consists of the AmbientNMS®; an element management product that may be sold on a stand-alone basis. A purchaser of Ambient’s Nodes is not required to purchase this product, as Nodes could be managed by independently developed management software. The sale of the AmbientNMS® does not include post-contract customer support, unless the customer enters into a maintenance agreement with the Company. As such, the Company recognizes revenue from the sale of software product when shipped. Amounts billed to customers before software is shipped are classified as deferred revenue.

The Company offers maintenance service, on a fee basis that entitles the purchasers of its Nodes and NMS® software providing telephone support and updates and upgrades to our products. Such revenue is amortized over the appropriate service period based on the terms of individual agreements.

ACCOUNTS RECEIVABLE

Accounts receivable are recorded net of an allowance for doubtful accounts based upon management's analysis of the collectability of the balances. At December 31, 2010 and 2011, the Company believed that no allowance was necessary.

At December 31, 2010 and 2011, one customer accounted for 100% of accounts receivable. See Note 10.

INVENTORY

Inventory is valued at the lower of cost or market determined on the first-in, first-out (FIFO) basis. The value of the inventory is adjusted for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.

RESEARCH AND DEVELOPMENT AND PATENT COSTS

Both research and development costs and patent costs are expensed as incurred.

SOFTWARE DEVELOPMENT COSTS

Costs incurred in the research and development of new software products and enhancements to existing software products have historically been expensed as incurred. After technological feasibility is established, additional development costs are capitalized. No software development costs have been capitalized as of December 31, 2010 and 2011.

LEASED EMPLOYEES

The Company had a contract with Insperity, formerly known as Administaff, which is a professional employment organization. Pursuant to this contract, the Company and Insperity were co-employers of the Company’s personnel. Insperity was responsible for paying the salaries and wages of the Company personnel and providing personnel with health, dental and various other types of benefits at favorable rates for which the Company would not otherwise qualify. Insperity paid salaries and wages of the Company’s personnel directly from the Company’s bank accounts, and the Company paid Insperity a fee for its services.

Effective January 1, 2012, the Company terminated its contract with Insperity and currently administers its human resources related activities internally.

INCOME TAXES

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC 740, “Income Taxes,” which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company has adopted the provisions of FASB ASC 740-10-05, “Accounting for Uncertainties in Income Taxes.” The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements.  The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

WARRANTIES

The Company accounts for its warranties under the FASB ASC 450 “Contingencies.” The Company’s current standard product warranty includes a one-year warranty period for defects in material and workmanship. Due to the limited deployment of products, the Company had not historically accrued for the cost of warranty obligations and expensed any costs associated with repairing or replacing defective product as incurred. However, due to significantly increase sales volume during 2011, the Company began accruing a liability of approximately 0.2% of current communications node revenues for the estimated future costs of meeting its warranty obligations, based on its actual historical return rate of products within the one-year warranty period. The Company makes and revises this estimate based on the number of communications nodes delivered and its historical experience with warranty claims. The Company continually monitors the rate of actual product returns and the quality of its products including the quality of the products produced by its U.S. based contract manufacturer in China.

The Company engages in product quality programs and processes, including monitoring and evaluating the quality of component suppliers, in an effort to ensure the quality of its products and reduce its warranty exposure. The warranty obligation will be affected not only by product failure rates, but also the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure. If the Company’s actual product failure rates, repair or replacement costs, or service or delivery costs differ from these estimates, accrued warranty costs would be adjusted in the period that such events or costs become known.

The following table summarizes the activity of the Company’s warranty accrual for the years ended 2010 and 2011, respectively:

(in thousands)	2010	2011
Balance at beginning of period	—	—
Warranty costs accrued	$—	$115
Warranty costs incurred	—	—

Balance at end of period	$—	$115

The Company’s software license agreements also generally include a warranty that the Company's software products will substantially operate as described in the applicable program documentation. The Company also warrants that services the Company performs will be provided in a manner consistent with industry standards. To date, the Company has not incurred any material costs associated with these product and service performance warranties, and as such the Company has not provided for any reserves for any such warranty liabilities in its operating results.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets.  The Company did not record an impairment charge in 2010 and 2011.

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.
Level 2	—

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 1, 2011, the Company adopted Accounting Statement Update (ASU) 2009-13 (ASU 2009-13),“Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements,” which eliminates the residual method of allocation, and instead requires companies to use the relative selling price method when allocating revenue in a multiple deliverable arrangement. When applying the relative selling price method, the selling price for each deliverable shall be determined using vendor specific objective evidence of selling price, if it exists and otherwise using third-party evidence of selling price. If neither vendor specific objective evidence nor third-party evidence of selling price exists for a deliverable, companies shall use their best estimate of the selling price for that deliverable when applying the relative selling price method. The Company elected to adopt this guidance prospectively for all revenue arrangements entered into or materially modified after the date of adoption. The adoption of ASU 2009-13 did not have a material effect on the Company’s financial position, results of operations or cash flows.

On January 1, 2011, the Company adopted ASU 2010-17 (ASU 2010-17), "Revenue Recognition-Milestone Method (Topic 605): Milestone Method of Revenue Recognition." The amendments in this Update are effective on a prospective basis for milestones achieved in fiscal 2011 and thereafter. The Company’s adoption of ASU 2010-17 did not have a material effect on its financial position, results of operations or cash flows.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 clarifies application of fair value measurement and disclosure requirements and is effective for annual periods beginning after December 15, 2011. The Company does not expect that the provisions of ASU 2011-04 will have a material effect on its financial position and results of operations.

In June 2011, the FASB issued ASU No. 2011-05: Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 provides that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one continuous financial statement or two consecutive financial statements. ASU 2011-05 is effective for annual periods beginning after December 15, 2011. The Company does not expect ASU 2011-05 to have any impact on its financial position and results of operations.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), “Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment” ASU 2011-08 updated the guidance on the periodic testing of goodwill for impairment. The updated guidance gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendment is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The update ASU 2011-08 is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company does not expect ASU 2011-08 to have a material effect on the Company’s financial position, results of operation or cash flows.

The Company does not believe that any other recently issued, but not yet effective, accounting standard if currently adopted would have a material effect on the accompanying financial statements.